Note 13 - Industry Segment Data (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended March 31,
	2021	2020
NET SALES:
Coil	$95,264,555	$99,762,892
Tubular	30,837,978	42,339,432
TOTAL NET SALES	$126,102,533	$142,102,324
OPERATING PROFIT (LOSS):
Coil	$16,466,713	$1,252,669
Tubular	2,923,399	(5,564,882)
TOTAL OPERATING PROFIT (LOSS)	19,390,112	(4,312,213)
General corporate expenses	(3,640,098)	(2,540,443)
Interest expense	(24,619)	(4,806)
Other income (loss)	(503,422)	19,260
TOTAL EARNINGS (LOSS) BEFORE INCOME TAXES	$15,221,973	$(6,838,202)
IDENTIFIABLE ASSETS:
Coil	$56,670,109	$35,894,510
Tubular	17,883,612	23,659,457
	74,553,721	59,553,967
General corporate assets	20,455,088	17,790,121
TOTAL ASSETS	$95,008,809	$77,344,088
DEPRECIATION:
Coil	$653,708	$836,730
Tubular	346,135	675,048
Corporate and other	13,074	13,183
	$1,012,917	$1,524,961
CAPITAL EXPENDITURES:
Coil	$4,505,589	$4,060,911
Tubular	78,061	841,817
Corporate and other	25,967	32,633
	$4,609,617	$4,935,361